Note 16 - Supplemental Cash Flow Information - Schedule of Income Taxes and Interest Paid (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Income taxes and other taxes paid	$ 143,916	$ 146,856	$ 149,295
Interest paid	$ 38,924	$ 16,465	$ 18,404